Business Combinations - Summary of Purchase Price Consideration (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Nov. 16, 2012	Dec. 31, 2013
Business Acquisition [Line Items]
Less: Transaction costs	$ (31,885)
Blackstone Group [Member]
Business Acquisition [Line Items]
Revolving line of credit			10,000
Issuance of bonds, net of issuance costs			1,246,646
Contributed equity			713,821
Less: Transaction costs	(31,885)	(23,461)	(31,540)
Less: Net worth adjustment			(3,289)
Total purchase consideration			$ 1,935,638